Cash and Cash Equivalents and Investment Securities - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	[1]	Dec. 31, 2020	[1]
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 2,756	$ 6,542
Treasury Bills	0	1,050
Cash and bank accounts	4,271	4,505
Cash and cash equivalents	7,027	12,097
Bank overdrafts	(130)	(53)
Cash and cash equivalents in the statement of cash flows	$ 6,897	$ 12,043	$ 6,744		$ 15,247

[1]	Amended to conform to 2022 presentation.